Commitments and Contingencies (Details 2) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 KRW	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2014 Principal Payments USD ($)	Dec. 31, 2014 Principal Payments KRW	Dec. 31, 2014 Interest USD ($)	Dec. 31, 2014 Interest KRW	Dec. 31, 2014 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2013 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2013 Capital Lease Obligations Principal Payments KRW	Dec. 31, 2012 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2012 Capital Lease Obligations Principal Payments KRW	Dec. 31, 2014 Capital Lease Obligations Interest USD ($)	Dec. 31, 2014 Capital Lease Obligations Interest KRW	Dec. 31, 2013 Capital Lease Obligations Interest USD ($)	Dec. 31, 2013 Capital Lease Obligations Interest KRW	Dec. 31, 2012 Capital Lease Obligations Interest USD ($)	Dec. 31, 2012 Capital Lease Obligations Interest KRW
Commitments and Contingencies
Capital lease, principal payment									$ 137	$ 243	256,000	$ 203	216,000		144,000
Capital lease, interest payment	11,000		24,000	55,000										11	11,000	22	23,000	36	39,000
Additional capital lease agreements		243
Future minimum lease payments
2015					107	117,000	4	4,000
2016					$ 14	16,000